INTERNALLY DEVELOPED SOFTWARE, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INTERNALLY DEVELOPED SOFTWARE, NET
INTERNALLY DEVELOPED SOFTWARE, NET

4.INTERNALLY DEVELOPED SOFTWARE, NET

During the three months ended March 31, 2022 and 2021, the Company capitalized $339,162 and $214,534, respectively, of internally developed software costs in connection with the development and continued enhancement of the technology platform and web interfaces. Capitalized costs primarily consist of software costs, payroll and payroll-related costs for the Company’s employees. The Company recognized $266,219 and $235,229 of amortization expense associated with capitalized internally developed software costs during the three months ended March 31, 2022 and 2021, respectively.

5.INTERNALLY DEVELOPED SOFTWARE, NET

During 2021 and 2020, the Company capitalized $1,035,367 and $1,102,186, respectively, of internally developed software costs in connection with the development and continued enhancement of the technology platform and web interfaces. Capitalized costs primarily consist of payroll and payroll-related costs for the Company’s employees. The Company recognized $958,639 and $774,929 of amortization expense associated with capitalized internally developed software costs during the years ended December 31, 2021, and 2020, respectively. Accumulated amortization associated with capitalized internally developed software costs as of December 31, 2021, and 2020 was $3,833,904 and $2,875,264, respectively.